401(k) Savings Plan	6 Months Ended
Jun. 30, 2012
401(k) Savings Plan

(10) 401(k) Savings Plan

The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. Contributions to the plan may be made at the discretion of the board of directors. There were contributions of $0.4 million, $0.6 million and $1.0 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.4 million and $0.6 million for the six months ended June 30, 2011 and 2012, respectively.